Discontinued Operations (Details) - Schedule of balance sheet - Discontinued Operations [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations (Details) - Schedule of balance sheet [Line Items]
Mining equipment and facilities, net	$ 6,506	$ 9,682
Investment in Style Hunter	500	500
Total Current Assets	7,006	10,182
Total Assets associated with discontinued operations	$ 7,006	$ 10,182